Expenses by nature - Summary of provisions and impairment losses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Expenses by nature
Reversal of obsolete inventories	€ 3,111	€ 5,474	€ 5,824
Provisions for trade and other receivables	3,462	1,439	157
Other provisions	962	804	(918)
Impairment of right-of-use assets	3,728	5,789	3,516
Impairment of property, plant and equipment	837	1,261	2,804
Total provisions and impairment losses (exclude goodwill and brand)	€ 5,878	€ 3,819	€ (265)